Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Jayud Global Logistics Limited
Trading Symbol	JYD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001938186
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-269871
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 3
Entity Address, Address Line Two	No. 7 Gangqiao Road
Entity Address, Address Line Three	Li Lang CommunityNanwan Street, Longgang District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs llp
Auditor Location	New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 3
Entity Address, Address Line Two	No. 7 Gangqiao Road
Entity Address, Address Line Three	Li Lang CommunityNanwan Street, Longgang District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Contact Personnel Name	Xiaogang Geng
City Area Code	+86
Local Phone Number	0755-25595406
Contact Personnel Email Address	xiaogang.geng@jayud.com
Entity Address, Postal Zip Code	000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	14,942,623
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,409,600